SHAREHOLDERS' EQUITY: - 2019 Secondary Transaction (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Share-based compensation expense		$ 78,515	$ 12,596	$ 15,329
Deemed dividend				884
Share-based compensation expense, incremental value associated with modification			$ 1,818	$ 3,593
2019 Secondary Transaction
Class of Stock [Line Items]
Number of shares issued to investors	25,006,298
Price per share	$ 14.95			$ 14.95
Total consideration	$ 374,000
Share-based compensation expense				$ 483
Deemed dividend				884
Share-based compensation expense, incremental value associated with modification				$ 3,110